Related party transactions	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Related party transactions

28.	Related party transactions

The Company has a policy for related party transactions, which is annually revised and approved by the Board of Directors in accordance with the Company’s by-laws.

The related-party transactions policy also aims to ensure an adequate and diligent decision-making process for the Company’s key management.

28.1.	Transactions with joint ventures, associates, government entities and pension plans

The Company has engaged, and expects to continue to engage, in the ordinary course of business in numerous transactions with joint ventures, associates, pension plans, as well as with the Company’s controlling shareholder, the Brazilian Federal Government, which include transactions with banks and other entities under its control, such as financing and banking, asset management and other transactions.

The balances of significant transactions are set out in the following table:

		06.30.2024		12.31.2023
	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
Petrochemical companies (associates)	106	24	45	4
Other associates and joint ventures	87	16	95	10
Subtotal	193	40	140	14
Brazilian government – Parent and its controlled entities
Government bonds	1,223	−	1,819	−
Banks controlled by the Brazilian Government	13,089	2,304	15,526	2,119
Petroleum and alcohol account - receivables from the Brazilian Government (note 9.1)	−	−	278	−
Brazilian Federal Government (1)	2	981	−	1,378
Pré-Sal Petróleo S.A. – PPSA	−	1	−	28
Others	132	106	138	80
Subtotal	14,446	3,392	17,761	3,605
Petros	49	251	64	305
Total	14,688	3,683	17,965	3,924
Current	1,978	1,216	2,684	1,676
Non-Current	12,710	2,467	15,281	2,248
(1)	It includes amounts related to lease liability.

The income/expenses of significant transactions are set out in the following table:

	2024	2023	2024	2023
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Joint ventures and associates
Petrochemical companies (associates)	1,720	1,704	893	815
Other associates and joint ventures	29	20	9	11
Subtotal	1,749	1,724	902	826
Brazilian government – Parent and its controlled entities
Government bonds	84	107	38	54
Banks controlled by the Brazilian Government	11	(18)	(5)	(24)
Petroleum and alcohol account - receivables from the Brazilian Government	7	28	3	17
Brazilian Federal Government	(127)	(142)	(99)	(125)
Pré-Sal Petróleo S.A. – PPSA	(98)	(133)	(107)	(23)
Others	(93)	(109)	(83)	(70)
Subtotal	(216)	(267)	(253)	(171)
Petros	(10)	(9)	(5)	(5)
Total	1,523	1,448	644	650
Revenues, mainly sales revenues	1,740	1,714	899	820
Purchases and services	6	4	3	2
Income (expenses)	(201)	(242)	(196)	(94)
Foreign exchange and inflation indexation charges, net	(140)	(214)	(113)	(171)
Finance income (expenses), net	118	186	51	93
Total	1,523	1,448	644	650

The liability related to pension plans of the Company's employees and managed by the Petros Foundation, including debt instruments, is presented in note 13.

28.2.	Compensation of key management personnel

The criteria for compensation of members of the Board of Directors and the Board Executive Officers is based on the guidelines established by the Secretariat of Management and Governance of the State-owned Companies (SEST) of the Ministry of Management and Innovation in Public Services, and by the MME. The total compensation is set out as follows:

					Parent Company
		Jan-Jun/2024			Jan-Jun/2023
	Executive Officers	Board of Directors	Total	Executive Officers	Board of Directors	Total
Wages and short-term benefits	1.5	0.2	1.7	1.4	−	1.4
Social security and other employee-related taxes	0.4	−	0.4	0.4	−	0.4
Post-employment benefits (pension plan)	0.2	−	0.2	0.1	−	0.1
Variable compensation	1.3	−	1.3	−	−	−
Benefits due to termination of tenure	0.1	−	0.1	0.5	−	0.5
Total compensation recognized in the statement of income	3.5	0.2	3.7	2.4	−	2.4
Total compensation paid (1)	3.8	−	3.8	5.2	−	5.2
Monthly average number of members	9.00	11.00	20.00	9.00	11.00	20.00
Monthly average number of paid members	9.00	7.33	16.33	9.00	5.67	14.67
(1)	It includes Variable Compensation Program (PPP) for Executive Officers.

In the six-month period ended June 30, 2024, expenses related to compensation of the board members and executive officers of Petrobras amounted to US$ 7.2 (US$ 5.7 for the same period of 2023).

The compensation of the Advisory Committees to the Board of Directors is separate from the fixed compensation set for the Board Members and, therefore, has not been classified under compensation of Petrobras’ key management personnel.

In accordance with Brazilian regulations applicable to companies controlled by the Brazilian Federal Government, Board members who are also members of the Statutory Audit Committees are only compensated with respect to their Audit Committee duties. The total compensation concerning these members was US$ 163 thousand for the six-month period ended June 30, 2024 (US$ 194 thousand with tax and social security costs). For the same period of 2023, the total compensation concerning these members was US$ 221 thousand (US$ 266 thousand with tax and social security costs).

On April 25, 2024, the Company’s Annual Shareholders’ Meeting set the threshold for the overall compensation for executive officers and board members at US$ 8.6, R$ 43.21 million, from April 2024 to March 2025 (US$ 8.9, R$ 44.99 million, from April 2023 to March 2024, approved on April 27, 2023).